VAN KAMPEN FOCUS PORTFOLIOS, SERIES 369

                          Internet Portfolio, Series 35

               Supplement to the Prospectus dated December 3, 2002

         Notwithstanding anything to the contrary in the prospectus, the deferred sales charge for Internet Portfolio, Series 35 will accrue daily from July 10, 2003 through December 9, 2003.

Supplement Dated:  February 25, 2003